Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	SEADRILL LIMITED
Entity Central Index Key	0001737706
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false